New standards and interpretations - Vasta Platform (Successor) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Jul. 23, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 11, 2018
Non-current assets
Property Plant and equipment	R$ 192,006		R$ 184,961	R$ 58,306
Deferred Income Tax and Social Contribution	88,546		57,340
Total	5,378,026		5,400,618
Current assets
Lease liabilities	18,263		7,101
Non-current liabilities
Lease liabilities	154,840		146,613
Total	173,103		153,714
Parent Company's Net Investment		R$ 3,093,748	3,100,083
Vasta Platform (Successor)
Non-current assets
Property Plant and equipment			184,961	58,306	R$ 57,050
Deferred Income Tax and Social Contribution			57,340	87,971
Total			5,400,618	5,401,666
Current assets
Lease liabilities			7,101
Non-current liabilities
Lease liabilities			146,613
Total			153,714
Parent Company's Net Investment			R$ 3,100,083	3,268,501
IFRS 16- Leases | Vasta Platform (Successor)
New standards and interpretations not yet adopted
Weighted average discount rate of leased assets portfolio			9.67%
Non-current assets
Property Plant and equipment				208,617
Deferred Income Tax and Social Contribution				3,278
Total				211,895
Current assets
Lease liabilities				13,274
Non-current liabilities
Lease liabilities				140,598
Total				153,872
Parent Company's Net Investment				3,268,218
IFRS 16- Leases | Vasta Platform (Successor) | Previously stated [member]
Non-current assets
Property Plant and equipment				58,306
Deferred Income Tax and Social Contribution
Total				58,306
Current assets
Lease liabilities
Non-current liabilities
Lease liabilities
Total
Parent Company's Net Investment				3,268,501
IFRS 16- Leases | Vasta Platform (Successor) | Opening Balance adjustments [Member]
Non-current assets
Property Plant and equipment				150,311
Deferred Income Tax and Social Contribution				3,278
Total				153,589
Current assets
Lease liabilities				13,274
Non-current liabilities
Lease liabilities				140,598
Total				153,872
Parent Company's Net Investment				R$ (283)